UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, L.P.
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter                   Houston, TX                    05/11/2007
--------------------                   -----------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            76
                                         ------------
Form 13F Information Table Value Total:  $259,058,287
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE  PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3M Co Com                      COM              88579Y101  4965122   64963          Sole             Sole      0    0
Abbott Laboratories            COM              002824100   676575   12125          Sole             Sole      0    0
Alnylam                        COM              02043Q107   468000   26000          Sole             Sole      0    0
Altria Group Inc               COM              02209S103   372139    4238          Sole             Sole      0    0
American Express Co N Y Com    COM              025816109  4140324   73410          Sole             Sole      0    0
American International Group   COM              026874107  4607595   68545          Sole             Sole      0    0
Amgen                          COM              031162100  4228272   75667          Sole             Sole      0    0
Analog Devices Inc             COM              032654105  2041808   59200          Sole             Sole      0    0
Anheuser-Busch Cos             COM              035229103   215969    4280          Sole             Sole      0    0
Applied Materials Inc.         COM              038222105   348080   19000          Sole             Sole      0    0
Arch Coal Inc                  COM              039380100  3109634  101324          Sole             Sole      0    0
Bank of America Corp           COM              060505104 62123432 1217629          Sole             Sole      0    0
Biomet Inc                     COM              090613100   225197    5300          Sole             Sole      0    0
Boston Scientific              COM              101137107   295162   20300          Sole             Sole      0    0
BP PLC Spons ADR               COM              055622104  1032504   15946          Sole             Sole      0    0
Bruker Biosciences             COM              116794108  4820843  458255          Sole             Sole      0    0
Cameron Intl Corp              COM              13342B105  2336730   37215          Sole             Sole      0    0
Cerner Corp                    COM              156782104  2758383   50659          Sole             Sole      0    0
Chevron Corporation            COM              166764100  3187750   43101          Sole             Sole      0    0
Cisco Systems Inc              COM              17275R102  3316909  129922          Sole             Sole      0    0
CitiGroup                      COM              172967101  7262300  141455          Sole             Sole      0    0
Coca-Cola Company              COM              191216100  1213152   25274          Sole             Sole      0    0
ConocoPhillips                 COM              20825C104   985470   14418          Sole             Sole      0    0
CVS Caremark Corp              COM              126650100  2702420   79157          Sole             Sole      0    0
Cyberonics Inc.                COM              23251P102  1911335  101775          Sole             Sole      0    0
Dow Chem Co                    COM              260543103  5826696  127054          Sole             Sole      0    0
Enterprise Products Partners   COM              293792107   302100    9500          Sole             Sole      0    0
Exxon Mobil Corp Com           COM              30231G102  8284812  109805          Sole             Sole      0    0
Franklin Resources Inc         COM              354613101  3530048   29215          Sole             Sole      0    0
General Electric Co            COM              369604103  6643884  187893          Sole             Sole      0    0
Genomic Health Inc             COM              37244C101  1217944   70239          Sole             Sole      0    0
Goldcorp Inc                   COM              380956409   436036   18150          Sole             Sole      0    0
Goldman Sachs Group            COM              38141G104  7284121   35252          Sole             Sole      0    0
Home Depot                     COM              437076102   273088    7433          Sole             Sole      0    0
Ico Inc New Com                COM              449293109   196480   32000          Sole             Sole      0    0
Intel Corp                     COM              458140100  4933761  257907          Sole             Sole      0    0
Intuit Incorporated            COM              461202103  2488392   90950          Sole             Sole      0    0
Isis Pharmaceuticals           COM              464330109  4383922  472915          Sole             Sole      0    0
J P Morgan Chase & Co.         COM              46625H100  4142815   85631          Sole             Sole      0    0
Johnson & Johnson              COM              478160104  1644541   27291          Sole             Sole      0    0
Kroger Company                 COM              501044101   282500   10000          Sole             Sole      0    0
L-1 Identity Solutions Inc.    COM              50212A106  2328884  141059          Sole             Sole      0    0
Lowe's Companies               COM              548661107   181634    5768          Sole             Sole      0    0
Marathon Oil Corp              COM              565849106   622629    6300          Sole             Sole      0    0
Medtronic Inc                  COM              585055106  4000843   81550          Sole             Sole      0    0
Merck & Co Inc                 COM              589331107   339711    7691          Sole             Sole      0    0
Merrill Lynch & Co             COM              590188108  5190181   63551          Sole             Sole      0    0
Microsoft Corp                 COM              594918104  4409118  158203          Sole             Sole      0    0
Morgan Stanley                 COM              617446448  8232468  104526          Sole             Sole      0    0
Newmont Mining                 COM              651639106   199033    4740          Sole             Sole      0    0
Nokia Corp                     COM              654902204  5601831  244408          Sole             Sole      0    0
Northrop Grumman Corp          COM              666807102  2309726   31120          Sole             Sole      0    0
Northstar                      COM              66704V101  2275866  177802          Sole             Sole      0    0
Novartis A G Spon Adr          COM              66987V109  4505992   82482          Sole             Sole      0    0
Pepsico Inc                    COM              713448108   566065    8906          Sole             Sole      0    0
Pfizer Inc                     COM              717081103  1333627   52796          Sole             Sole      0    0
Pharmion Corp                  COM              71715B409   571808   21750          Sole             Sole      0    0
Procter & Gamble Co            COM              742718109  5281439   83620          Sole             Sole      0    0
Qualcomm Inc.                  COM              747525103   213385    5002          Sole             Sole      0    0
Saint Jude Medical             COM              790849103  1289835   34295          Sole             Sole      0    0
Schlumberger Ltd Com           COM              806857108  4368087   63214          Sole             Sole      0    0
Sonic Solutions                COM              835460106   217140   15400          Sole             Sole      0    0
Southern Company               COM              842587107   378741   10334          Sole             Sole      0    0
Sun Microsystems Inc           COM              866810104  2134752  355200          Sole             Sole      0    0
Symantec Corp                  COM              871503108  3249200  187815          Sole             Sole      0    0
Teco Energy Inc                COM              872375100   314702   18286          Sole             Sole      0    0
Texas Instruments Inc.         COM              882508104  4133994  137342          Sole             Sole      0    0
Time Warner                    COM              887315109   352396   17870          Sole             Sole      0    0
Tractor Supply Company         COM              892356106  4006752   77801          Sole             Sole      0    0
Urban Outfitters               COM              917047102  3145465  118652          Sole             Sole      0    0
Wal Mart Stores Inc            COM              931142103   387760    8259          Sole             Sole      0    0
Waters Corp.                   COM              941848103  2009352   34644          Sole             Sole      0    0
Wells Fargo                    COM              949746101   238806    6936          Sole             Sole      0    0
Wrigley Wm JR Co               COM              982526105  4692028   92127          Sole             Sole      0    0
Xilinx                         COM              983919101  4222962  164126          Sole             Sole      0    0
Yahoo Inc                      COM              984332106  4535830  144961          Sole             Sole      0    0